Document and Entity Information	Jun. 01, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 01, 2017
Registrant Name	GPS Funds II
Central Index Key	0001504079
Amendment Flag	false
Document Creation Date	Jun. 01, 2017
Document Effective Date	Jun. 01, 2017
Prospectus Date	Jul. 31, 2016
GuidePath® Growth Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPSTX
GuidePath® Growth Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GISRX